Expense Example {- Fidelity Flex Opportunistic Insights Fund} - 12.31 Fidelity Flex Opportunistic Insights Fund PRO-06 - Fidelity Flex Opportunistic Insights Fund - Fidelity Flex Opportunistic Insights Fund
Mar. 01, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none